Segment Information - Schedule of Segment Revenue and Expenses (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 190,355	$ 631,729	$ 631,729	$ 1,319,531
Research and development
Research and development			650,591	1,156,860
Other R&D				2,236
General and administrative
General and administrative			624,388	614,074
Patents			44,363	30,167
Depreciation	14,624	15,102	20,828	20,052
Offering costs			150,526
Rent and facilities			53,483	55,600
Other			35,918	86,204
Interest expense			82,046	48,599
Income taxes	(174,546)	$ 14,346	17,939	114,403
Net loss	$ (349,842)		(743,235)	(614,405)
Salaries and benefits [Member]
Research and development
Research and development			449,344	692,875
General and administrative
General and administrative			105,761	117,883
Consultants and contractors [Member]
Research and development
Research and development			176,935	278,837
General and administrative
General and administrative			213,509	292,234
Stock based compensation [Member]
Research and development
Research and development			24,312	182,912
General and administrative
General and administrative				$ 11,934